Other reserves (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other reserves
Balance at beginning	€ (953,789)	€ (158,476)
Foreign currency translation adjustment	870,178	(520,180)
Dividends	(18,730,378)	(40,616,470)	€ (25,860,340)
Acquisition of subsidiary	(500,000)
Parent Investment-Carve Out Adjustment	7,881,351	25,780,700
Balance at ending	(6,493,494)	(953,789)	(158,476)
Novigroup Ltd
Other reserves
Cost of investment	500,000
Amount of goodwill recognized	7,881,351
Other reserves.
Other reserves
Balance at beginning	(21,203,044)	(5,847,094)
Foreign currency translation adjustment	870,178	(520,180)
Dividends	(18,730,378)	(40,616,470)
Acquisition of subsidiary	(500,000)
Parent Investment-Carve Out Adjustment	7,881,351	25,780,700
Balance at ending	(31,681,893)	(21,203,044)	(5,847,094)
General revenue reserve | Other reserves.
Other reserves
Balance at beginning	(21,486,628)	(6,650,858)
Dividends	(18,730,378)	(40,616,470)
Acquisition of subsidiary	(500,000)
Parent Investment-Carve Out Adjustment	7,881,351	25,780,700
Balance at ending	(32,835,655)	(21,486,628)	(6,650,858)
Translation reserve | Other reserves.
Other reserves
Balance at beginning	283,584	803,764
Foreign currency translation adjustment	870,178	(520,180)
Balance at ending	€ 1,153,762	€ 283,584	€ 803,764